[logo] PIONEER Investments(R)







                                                 March 4, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Equity Income Fund (the "Fund")
     (File Nos. 333-46453 and 811-08657)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information, relating to the offering of Pioneer Equity Income Fund Class A, B and C shares, Class Y shares, Class R shares and Class Z shares do not differ from those contained in Post-Effective Amendment No. 17 to the Fund's registration statement on Form N-1A filed electronically with the Commission on February 27, 2009 (SEC Accession No. 0000869356-09-000005).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4575.

                                                 Very truly yours,

                                                 /s/Peter Pizzi
                                                 Peter Pizzi


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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